Penn Capital Defensive Floating Rate Income Fund
Schedule of Investments	September 30, 2020 (Unaudited)

Bank Loans: 82.3%(a)(b)	Principal	Value
Advertising: 2.5%
Alchemy Copyrights LLC, 4.000% (1 Month US LIBOR + 3.250%), 8/5/27	$180,000	$179,550
Clear Channel Outdoor Holdings, Inc., 3.761% (1 Month US LIBOR + 3.500%), 8/21/26	247,500	224,668
Terrier Media Buyer, Inc., 4.397% (1 Month US LIBOR + 4.250%), 12/17/26	198,500	193,325
Ziggo Financing Partnership, 2.652% (1 Month US LIBOR + 2.500%), 4/30/28	250,000	240,173
		837,716
Aerospace/Defense: 0.4%
Ducommun, Inc., 4.147% , 11/21/25
(1 Month US LIBOR + 4.000%)	124,977	117,270
(1 Month US LIBOR + 4.000%)	31,377	29,442
		146,712
Air Transportation: 1.4%
Allegiant Travel Co., 3.253% (3 Month US LIBOR + 3.000%), 2/5/24	345,989	318,310
United Airlines, Inc., 1.895% (1 Month US LIBOR + 1.750%), 4/1/24	146,954	138,259
		456,569
Auto Parts & Equipment: 0.4%
Dealer Tire LLC, 4.399%, 2/5/27
(1 Month US LIBOR + 4.250%)	45,202	44,072
(1 Month US LIBOR + 4.250%)	78,861	76,889
		120,961
Brokerage: 0.6%
Victory Capital Holdings, Inc., 2.798% (1 Month US LIBOR + 2.500%), 7/1/26	205,724	202,468
Building & Construction: 0.4%
Janus International Group LLC, 4.750% (6 Month US LIBOR + 3.750%), 2/15/25	122,186	118,826
Building Materials: 2.3%
Beacon Roofing Supply, Inc., 2.397% (1 Month US LIBOR + 2.250%), 1/2/25	245,719	237,645
Foundation Building Materials Holding Co. LLC, 3.417% (1 Month US LIBOR + 3.000%), 8/13/25	147,375	144,980
Quikrete Holdings, Inc., 2.647% (1 Month US LIBOR + 2.500%), 11/15/23	383,639	372,928
		755,553
Building Products: 0.7%
Atkore International, Inc., 3.750% (3 Month US LIBOR + 2.750%), 12/22/23	218,473	217,326
Cable & Satellite TV: 3.5%
Altice France SA, 4.152% (1 Month US LIBOR + 4.000%), 8/14/26	239,906	232,580
Charter Communications Operating LLC, 1.900% (1 Month US LIBOR + 1.750%), 4/30/25	270,883	265,771
Cogeco Communications USA II LP, 2.147% (1 Month US LIBOR + 2.000%), 1/4/25	245,563	238,579
Radiate Holdco LLC, 4.250% (1 Month US LIBOR + 3.500%), 9/10/26	200,000	196,250
WideOpenWest Finance LLC, 4.250% (1 Month US LIBOR + 3.250%), 8/19/23	241,990	237,944
		1,171,124
Chemicals: 2.7%
Axalta Coating Systems US Holdings, Inc., 1.970% (3 Month US LIBOR + 1.750%), 6/1/24	178,428	174,000
Hexion, Inc., 3.800% (3 Month US LIBOR + 3.500%), 7/1/26	246,875	242,554
Illuminate Buyer LLC, 4.308% (1 Month US LIBOR + 4.000%), 6/30/27	200,000	198,126
Univar USA, Inc., 2.397% (1 Month US LIBOR + 2.250%), 7/1/24	144,655	142,546
Univar USA, Inc., 2.147% (1 Month US LIBOR + 2.000%), 11/22/26	148,875	144,269
		901,495
Diversified Capital Goods: 0.7%
EWT Holdings III Corp., 2.897% (1 Month US LIBOR + 2.750%), 12/20/24	224,470	220,611
Diversified Financial Services: 0.1%
Pivotal Payments Direct Corp., 6.000% , 9/28/25
(1 Month US LIBOR + 5.000%)	30,570	30,570
(1 Month US LIBOR + 5.000%)	4,478	4,478
(1 Month US LIBOR + 5.000%)	6,177	6,177
		41,225
Electric - Generation: 0.6%
Vistra Operations Co. LLC, 1.897% , 12/31/25
(1 Month US LIBOR + 1.750%)	38,519	37,908
(1 Month US LIBOR + 1.750%)	159,838	157,301
		195,209
Electric Utilities: 0.3%
Compass Power Generation LLC, 4.500% (1 Month US LIBOR + 3.500%), 12/20/24	115,278	113,117
Electronics: 0.6%
Cohu, Inc., 3.147% (1 Month US LIBOR + 3.000%), 10/1/25	220,211	211,035
Environmental: 0.7%
GFL Environmental, Inc., 4.000% , 5/31/25
(3 Month US LIBOR + 3.000%)	201,022	199,916
(3 Month US LIBOR + 3.000%)	35,970	35,772
		235,688
Food - Wholesale: 2.2%
American Seafoods Group LLC, 3.750%, 8/21/23
(3 Month US LIBOR + 2.750%)	167,540	164,608
(1 Month US LIBOR + 2.750%)	5,319	5,226
Bellring Brands LLC, 6.000% (1 Month US LIBOR + 5.000%), 10/21/24	264,688	264,799
JBS USA LUX SA, 2.147% (1 Month US LIBOR + 2.000%), 5/1/26	296,613	288,159
		722,792
Forestry/Paper: 0.6%
Sabert Corp., 5.500% (1 Month US LIBOR + 4.500%), 12/10/26	199,000	195,352
Gaming: 1.3%
Caesars Resort Collection LLC, 4.647%, 7/20/25
(1 Month US LIBOR + 4.500%)	133,333	128,852
(3 Month US LIBOR + 4.500%)	66,667	64,426
Scientific Games International, Inc., 3.471%, 8/14/24
(6 Month US LIBOR + 2.750%)	215,824	202,575
(1 Month US LIBOR + 2.750%)	52,798	49,557
		445,410
Gas Distribution: 0.8%
Stonepeak Lonestar Holdings LLC, 4.773% (3 Month US LIBOR + 4.500%), 10/19/26	272,598	267,999
Health Care Providers & Services: 0.9%
Emerald TopCo, Inc., 3.760% (3 Month US LIBOR + 3.500%), 7/26/26	297,000	285,307
Health Facilities: 0.6%
Select Medical Corp., 2.780% (6 Month US LIBOR + 2.500%), 3/6/25	212,163	206,063
Health Services: 3.0%
American Renal Holdings, Inc., 5.147% (1 Month US LIBOR + 5.000%), 6/22/24	168,951	162,615
DaVita, Inc., 1.897% (1 Month US LIBOR + 1.750%), 8/12/26	198,500	194,689
FC Compassus LLC, 6.000% (6 Month US LIBOR + 5.000%), 12/31/26	198,500	195,771
Gentiva Health Services, Inc., 3.437% (1 Month US LIBOR + 3.250%), 7/2/25	240,083	234,832
Option Care Health, Inc., 4.647% (1 Month US LIBOR + 4.500%), 8/6/26	222,814	220,401
		1,008,308
Hotels: 0.6%
Marriott Ownership Resorts, Inc., 1.897% (1 Month US LIBOR + 1.750%), 8/31/25	197,756	188,609
Industrial Conglomerates: 1.0%
Deliver Buyer, Inc., 5.220% (3 Month US LIBOR + 5.000%), 5/1/24	245,568	243,112
MTS Systems Corp., 4.000% (1 Month US LIBOR + 3.250%), 7/5/23	92,594	91,205
		334,317
Investments & Miscellaneous Financial Services: 5.3%
Cardtronics USA, Inc., 5.000% (1 Month US LIBOR + 4.000%), 6/29/27	199,500	198,502
LPL Holdings, Inc., 1.898% (1 Month US LIBOR + 1.750%), 11/12/26	176,553	173,022
Nexus Buyer LLC, 3.900% (1 Month US LIBOR + 3.750%), 11/8/26	248,125	246,212
Russell Investments US Institutional Holdco, Inc., 3.750% (6 Month US LIBOR + 2.750%), 6/1/23	492,202	489,126
The Edelman Financial Center LLC, 3.145% (1 Month US LIBOR + 3.000%), 7/19/25	195,746	188,682
TransUnion LLC, 1.897% (1 Month US LIBOR + 1.750%), 11/13/26	267,341	260,281
VeriFone Systems, Inc., 4.253% (3 Month US LIBOR + 4.000%), 8/20/25	245,114	219,019
		1,774,844
IT Services: 1.4%
NAB Holdings LLC, 4.000% (3 Month US LIBOR + 3.000%), 6/30/24	242,531	233,436
Paysafe Holdings US Corp., 4.500% (3 Month US LIBOR + 3.500%), 1/1/25	242,991	233,728
		467,164
Machinery: 0.7%
Gates Global LLC, 3.750% (1 Month US LIBOR + 2.750%), 3/31/24	245,187	241,203
Media: 0.5%
Nexstar Broadcasting, Inc., 1.905% (3 Month US LIBOR + 1.750%), 10/26/23	149,837	147,589
WXXA-TV LLC, 1.905%, 10/24/23
(1 Month US LIBOR + 1.750%)	4,446	4,379
(1 Month US LIBOR + 1.750%)	2,021	1,991
		153,959
Media Content: 2.2%
CSC Holdings LLC, 2.402% (1 Month US LIBOR + 2.250%), 7/17/25	242,481	234,167
ION Media Networks, Inc., 3.187% (1 Month US LIBOR + 3.000%), 12/18/24	247,500	246,314
The E.W. Scripps Co., 2.647% (1 Month US LIBOR + 2.500%), 5/1/26	246,509	239,807
		720,288
Metals/Mining Excluding Steel: 0.6%
American Rock Salt Co. LLC, 4.500% (1 Month US LIBOR + 3.500%), 3/21/25	188,033	186,152
Multi-Line Insurance: 1.8%
Asurion LLC, 3.156% (1 Month US LIBOR + 3.000%), 8/4/22	264,691	261,327
HUB International Ltd., 3.263% (3 Month US LIBOR + 3.000%), 4/18/25	343,614	331,652
		592,979
Packaging: 2.3%
Graham Packaging Company, Inc., 4.500%, (1 Month US LIBOR + 3.750%) 8/4/27	200,000	198,584
Reynolds Consumer Products LLC, 1.897% (1 Month US LIBOR + 1.750%), 2/4/27	190,919	188,294
Reynolds Group Holdings, Inc., 2.897%, 2/5/23
(1 Month US LIBOR + 2.750%)	120,540	118,929
(1 Month US LIBOR + 2.750%)	44,490	43,895
(1 Month US LIBOR + 2.750%)	27,162	26,799
Reynolds Group Holdings, Inc., 3.399% (1 Month US LIBOR + 3.250%), 2/16/26	200,000	196,200
		772,701
Personal & Household Products: 1.3%
Froneri US, Inc., 2.397%, 1/31/27
(1 Month US LIBOR + 2.250%)	137,110	131,479
(1 Month US LIBOR + 2.250%)	62,390	59,827
HLF Financing Sarl LLC, 2.897% (1 Month US LIBOR + 2.750%), 8/16/25	245,000	240,867
		432,173
Pharmaceuticals: 3.9%
Agiliti Health, Inc., 3.187% (3 Month US LIBOR + 3.000%), 1/4/26	248,111	240,047
Aldevron LLC, 5.250% (1 Month US LIBOR + 4.250%), 10/11/26	298,500	298,375
Bausch Health Americas, Inc., 3.151% (1 Month US LIBOR + 3.000%), 6/1/25	277,318	271,483
Cambrex Corp., 6.000% (1 Month US LIBOR + 5.000%), 12/4/26	248,125	248,745
Greatbatch Ltd., 3.500% (1 Month US LIBOR + 2.500%), 10/27/22	231,557	230,760
		1,289,410
Printing & Publishing: 1.4%
Meredith Corp., 2.647% (1 Month US LIBOR + 2.500%), 1/31/25	228,738	220,018
Nielsen Finance LLC, 2.154% (1 Month US LIBOR + 2.000%), 10/4/23	248,077	242,868
		462,886
Recreation & Travel: 1.2%
Life Time, Inc., 3.750% (3 Month US LIBOR + 2.750%), 6/10/22	236,989	214,672
SkyMiles IP Ltd., 4.750% (1 Month US LIBOR + 3.750%), 9/16/27	200,000	201,322
		415,994
Restaurants: 1.4%
IRB Holding Corp., 3.750%, 2/5/25
(6 Month US LIBOR + 2.750%)	245,089	233,616
(1 Month US LIBOR + 2.750%)	630	601
Whatabrands LLC, 2.905% (1 Month US LIBOR + 2.750%), 8/3/26	247,505	241,743
		475,960
Software: 1.4%
Omnitracs LLC, 2.975% (3 Month US LIBOR + 2.750%), 3/23/25	341,283	328,655
SCS Holdings I, Inc., 3.647% (1 Month US LIBOR + 3.500%), 7/1/26	148,131	144,551
		473,206
Software/Services: 8.3%
Avaya, Inc., 4.400% (1 Month US LIBOR + 4.250%), 12/15/24	324,878	322,746
Blue Yonder Group, Inc., (1 Month US LIBOR + 3.000%), 4.000%, 1/30/26	249,375	245,946
Castle US Holding Corp., 3.970% (1 Month US LIBOR + 3.750%), 1/31/27	199,167	191,023
Cornerstone OnDemand, Inc., 4.406% (1 Month US LIBOR + 4.250%), 4/22/27	180,000	179,512
Fiserv Investment Solutions, Inc., 5.020% (3 Month US LIBOR + 4.750%), 2/18/27	199,500	197,838
Go Daddy Operating Co. LLC, 1.897%, 2/15/24
(1 Month US LIBOR + 1.750%)	52,079	50,989
(1 Month US LIBOR + 1.750%)	165,073	161,616
LogMeIn, Inc., 4.906% (1 Month US LIBOR + 4.750%), 8/14/27	150,000	144,704
Match Group, Inc., 2.007% (3 Month US LIBOR + 1.750%), 2/13/27	200,000	195,584
Rackspace Hosting, Inc., 4.000% (3 Month US LIBOR + 3.000%), 11/3/23	464,322	454,980
SS&C Technologies Holdings Europe Sarl, 1.897% (1 Month US LIBOR + 1.750%), 4/16/25	96,074	92,872
SS&C Technologies, Inc., 1.897% (1 Month US LIBOR + 1.750%), 4/16/25	121,302	117,259
The Ultimate Software Group, Inc., 4.750%, (3 Month US LIBOR + 4.000%), 5/3/26	200,000	199,276
Web.com Group, Inc., 3.901% (1 Month US LIBOR + 3.750%), 10/11/25	211,301	203,747
		2,758,092
Specialty Retail: 5.1%
BDF Acquisition Corp., 6.250% (1 Month US LIBOR + 5.250%), 8/8/23	293,489	264,140
BJ's Wholesale Club, Inc., 2.151% (1 Month US LIBOR + 2.000%), 2/3/24	176,689	173,395
Calceus Acquisition, Inc., 5.756% (1 Month US LIBOR + 5.500%), 2/12/25	393,601	366,049
Navicure, Inc., 4.750% (1 Month US LIBOR + 4.000%), 10/22/26	150,000	148,500
PetSmart, Inc., 5.000% (6 Month US LIBOR + 4.000%), 3/11/22	243,352	242,612
Shutterfly LLC, 7.000% (3 Month US LIBOR + 6.000%), 10/1/26	318,194	287,867
Staples, Inc., 4.751% (3 Month US LIBOR + 4.500%), 9/12/24	212,385	199,287
		1,681,850
Support - Services: 3.7%
Buzz Merger Sub Ltd., 2.897% (1 Month US LIBOR + 2.750%), 1/29/27	248,750	243,153
CTOS LLC, 4.401% (1 Month US LIBOR + 4.250%), 4/18/25	217,853	215,402
PetVet Care Centers LLC, 2.897% (1 Month US LIBOR + 2.750%), 2/14/25	318,649	307,796
Prime Security Services Borrower LLC, 4.250%, 9/23/26
(1 Month US LIBOR + 3.250%)	109,579	108,464
(6 Month US LIBOR + 3.250%)	50,783	50,266
(9 Month US LIBOR + 3.250%)	50,783	50,266
(12 Month US LIBOR + 3.250%)	101,565	100,531
ServiceMaster Co. LLC, 1.937% (1 Month US LIBOR + 1.750%), 11/5/26	156,625	153,969
		1,229,847
Tech Hardware & Equipment: 3.4%
CommScope, Inc., 3.397% (1 Month US LIBOR + 3.250%), 4/4/26	197,252	191,863
Dell International LLC, 1.900% (1 Month US LIBOR + 1.750%), 3/13/24	225,678	223,478
GLOBALFOUNDRIES, Inc., 5.000% (3 Month US LIBOR + 4.750%), 6/5/26	346,121	344,391
Plantronics, Inc., 2.647% (1 Month US LIBOR + 2.500%), 7/2/25	200,000	187,416
Xperi Holding Corp., 4.147% (1 Month US LIBOR + 4.000%), 6/1/25	197,500	192,152
		1,139,300
Telecom - Wireless: 0.6%
T-Mobile USA, Inc., 3.147% (1 Month US LIBOR + 3.000%), 4/1/27	199,500	199,197
Telecom - Wireline Integrated & Services: 4.3%
CenturyLink, Inc., 2.397% (1 Month US LIBOR + 2.250%), 3/15/27	248,125	237,979
Cincinnati Bell, Inc., 4.250% (1 Month US LIBOR + 3.250%), 10/2/24	443,230	442,955
Consolidated Communications, Inc., 4.000% (1 Month US LIBOR + 3.000%), 10/5/23	266,459	263,195
Consolidated Communications, Inc., 5.750% (1 Month US LIBOR + 4.750%), 10/18/27	200,000	197,688
Telesat Canada LLC, 2.900% (1 Month US LIBOR + 2.750%), 12/6/26	297,750	287,082
		1,428,899
Theaters & Entertainment: 1.8%
Alterra Mountain Co., 2.897% (1 Month US LIBOR + 2.750%), 7/31/24	243,125	233,906
Playtika Holding Corp., 7.000% (6 Month US LIBOR + 6.000%), 12/10/24	362,156	362,022
		595,928
Wireless Telecommunication Services: 0.8%
Iridium Satellite LLC, 4.750% (1 Month US LIBOR + 3.750%), 11/4/26	273,126	272,249
Total Bank Loans (cost $27,758,198)		#VALUE!

Corporate Bonds: 9.8%
Advertising: 0.4%
Nielsen Finance LLC, 5.000%, 4/15/22 (c)	150,000	150,375
Aerospace/Defense: 0.6%
Spirit AeroSystems, Inc., 7.500%, 4/15/25 (c)	100,000	101,250
Spirit AeroSystens, Inc., 5.500%, 1/15/25 (c)	90,000	90,450
		191,700
Air Transportation: 0.3%
Delta Air Lines, Inc., 7.000%, 5/1/25 (c)	90,000	98,804
Auto Parts & Equipment: 0.6%
Adient Global Holdings Ltd., 4.875%, 8/15/26 (c)	200,000	190,500
Automakers: 1.0%
Ford Motor Co., 8.500%, 4/21/23	120,000	130,800
Ford Motor Credit Co LLC, 3.096%, 5/4/23	200,000	195,300
		326,100
Cable & Satellite TV: 0.3%
DISH DBS Corp., 6.750%, 6/1/21	90,000	92,250
Chemicals: 0.8%
Blue Cube Spinco LLC, 9.750%, 10/15/23	95,000	97,969
Tronox, Inc., 6.500%, 5/1/25 (c)	180,000	187,200
		285,169
Electric - Generation: 1.7%
Calpine Corp., 4.500%, 2/15/28 (c)	225,000	230,431
Talen Energy Supply LLC, 7.250%, 5/15/27 (c)	330,000	328,885
		559,316
Food - Wholesale: 1.0%
KeHE Distributors LLC, 8.625%, 10/15/26 (c)	135,000	146,137
Simmons Foods, Inc., 7.750%, 1/15/24 (c)	190,000	199,025
		345,162
Food & Drug Retailers: 0.3%
Ingles Markets, Inc., 5.750%, 6/15/23	99,000	100,406
Investments & Miscellaneous Financial Services: 0.3%
Icahn Enterprises LP, 6.250%, 2/1/22	100,000	101,057
Media Content: 0.3%
Netflix, Inc., 5.500%, 2/15/22	110,000	115,225
Pharamceuticals: 0.7%
Teva Pharmaceutical Finance IV BV, 3.650%, 11/10/21	225,000	224,437
Real Estate Development & Management: 0.4%
Cushman & Wakefield US Borrower LLC, 6.750%, 5/15/28 (c)	130,000	134,959
Specialty Retail: 0.3%
QVC, Inc., 4.375%, 3/15/23	95,000	98,764
Support - Services: 0.5%
CoreCivic, Inc., 5.000%, 10/15/22	160,000	157,356
Telecom - Satellite: 0.3%
Hughes Satellite Systems Corp., 5.250%, 8/1/26	85,000	90,369
Total Corporate Bonds (cost $3,158,485)		3,261,949

Total Investments - 92.1% (cost $30,916,683)		30,626,022!
Other Assets and Liabilities 7.9%		2,613,448
Net Assets: 100.0%		$33,239,470

(a)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years.

(c)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of September 30, 2020, the value of these investments was $1,858,016, or 5.6% of total net assets.

Country Exposure (as a percentage of total investments)
United States	98.7%
Curacao	0.7%
Jersey	0.6%

The Accompanying Footnotes are an Integral Part of this Schedule of Investments

1. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Fund uses the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

The Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because the Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of September 30, 2020, in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total
Penn Capital Defensive Floating Rate Income Fund
Investments in Securities(a)
Bank Loans	$-	$27,364,073	$-	$27,364,073

Corporate Bonds	-	3,261,949	-	3,261,949

Total Investments in Securities	$-	$30,626,022	$-	$30,626,022

(a) All other industry classifications are identified in the Schedule of Investments for the Fund.